Schedule of investments
Delaware Tax-Free Minnesota Fund	May 31, 2023 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 99.34%
Education Revenue Bonds — 21.60%
Bethel Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.25% 7/1/47	1,550,000	$ 1,182,417
Series A 4.375% 7/1/52	1,250,000	937,563
Brooklyn Park, Minnesota Charter School Lease Revenue
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	2,120,000	1,995,259
Series A 5.00% 3/1/39	385,000	349,007
City of Woodbury
(Woodbury Leadership Academy Project) Series A 4.00% 7/1/51	1,500,000	1,083,795
Cologne Charter School Lease Revenue
(Cologne Academy Project) Series A 5.00% 7/1/45	1,705,000	1,560,058
Deephaven, Minnesota Charter School Revenue
(Eagle Ridge Academy Project)
Series A 5.25% 7/1/37	590,000	590,431
Series A 5.25% 7/1/40	500,000	496,335
Series A 5.50% 7/1/50	2,000,000	1,997,100
Duluth Independent School District No. 709
Series B 5.00% 2/1/28	350,000	376,519
Duluth, Minnesota Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project) Series A 5.00% 11/1/48	3,355,000	2,959,747
Forest Lake, Minnesota Charter School Revenue
(Lakes International Language Academy Project)
Series A 5.25% 8/1/43	400,000	389,296
Series A 5.375% 8/1/50	2,290,000	2,193,683
Series A 5.50% 8/1/36	580,000	584,304
Series A 5.75% 8/1/44	1,895,000	1,903,906
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	765,000	741,400
Series A 5.00% 7/1/47	2,290,000	2,045,565
Hugo Charter School Lease Revenue
(Noble Academy Project) Series A 5.00% 7/1/44	2,545,000	2,324,985
Minneapolis Charter School Lease Revenue
(Cyber Village Academy Project)
Series A 5.25% 6/1/42	750,000	711,142
Series A 5.50% 6/1/57	500,000	473,590
NQ-301 [5/23] 7/23 (2980413)    1

Schedule of investments
Delaware Tax-Free Minnesota Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 144A 5.00% 7/1/32 #	300,000	$ 295,899
Series A 144A 5.375% 7/1/42 #	880,000	825,546
Series A 144A 5.50% 7/1/52 #	1,440,000	1,317,485
Series A 144A 5.50% 7/1/57 #	1,120,000	1,013,645
Minneapolis, Minnesota Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	675,000	675,250
5.50% 8/1/49	3,250,000	3,227,412
Minnesota Higher Education Facilities Authority Revenue
Series A 5.00% 10/1/32	715,000	755,769
(Bethel University) 5.00% 5/1/37	1,500,000	1,446,000
(Carleton College)
4.00% 3/1/35	1,000,000	1,018,980
4.00% 3/1/36	415,000	420,619
5.00% 3/1/44	1,275,000	1,339,936
(College of St. Benedict) Series 8-K 4.00% 3/1/43	1,000,000	903,300
(College of St. Scholastica)
4.00% 12/1/29	280,000	272,919
4.00% 12/1/30	290,000	281,404
4.00% 12/1/33	500,000	474,950
4.00% 12/1/34	500,000	470,740
4.00% 12/1/40	1,200,000	1,042,824
(Gustavus Adolphus College) 5.00% 10/1/47	6,850,000	6,999,604
(St. Catherine University)
Series A 4.00% 10/1/36	925,000	891,302
Series A 5.00% 10/1/35	875,000	914,935
Series A 5.00% 10/1/45	2,905,000	2,959,411
(St. John's University)
Series 8-I 5.00% 10/1/32	500,000	517,905
Series 8-I 5.00% 10/1/33	250,000	258,823
(St. Olaf College)
3.00% 10/1/38	1,000,000	837,820
4.00% 10/1/50	565,000	524,648
Series 8-G 5.00% 12/1/31	670,000	692,244
Series 8-G 5.00% 12/1/32	670,000	692,076
Series 8-N 4.00% 10/1/35	500,000	502,325
2    NQ-301 [5/23] 7/23 (2980413)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(Trustees of the Hamline University)
Series B 5.00% 10/1/37	955,000	$ 967,033
Series B 5.00% 10/1/38	1,000,000	1,011,250
Series B 5.00% 10/1/39	940,000	948,939
Series B 5.00% 10/1/40	625,000	629,825
Series B 5.00% 10/1/47	1,060,000	1,063,848
(University of St. Thomas)
4.00% 10/1/36	1,450,000	1,456,148
4.00% 10/1/37	750,000	743,055
4.00% 10/1/44	1,800,000	1,706,886
5.00% 10/1/40	2,395,000	2,506,583
Series 8-L 5.00% 4/1/35	1,250,000	1,307,075
Series A 4.00% 10/1/34	400,000	406,956
Series A 4.00% 10/1/36	500,000	501,500
Series A 5.00% 10/1/35	1,720,000	1,870,552
Minnesota Office of Higher Education Revenue
(Senior Supplemental Student Loan Program)
2.65% 11/1/38 (AMT)	645,000	527,920
4.00% 11/1/42 (AMT)	800,000	753,552
Minnesota State Colleges & Universities Revenue
Series A 5.00% 10/1/26	4,990,000	5,281,765
Otsego, Montana Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	520,000	494,593
Series A 5.00% 9/1/44	1,565,000	1,366,401
St. Cloud, Minnesota Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	875,000	642,845
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	2,770,000	2,312,977
(Great River School Project) Series A 144A 5.50% 7/1/52 #	735,000	719,308
(Hmong College Preparatory Academy Project)
Series A 5.00% 9/1/55	1,000,000	871,060
Series A 5.75% 9/1/46	1,000,000	1,001,060
(Nova Classical Academy Project) Series A 4.125% 9/1/47	1,750,000	1,388,135
(Twin Cities Academy Project) Series A 5.30% 7/1/45	1,440,000	1,347,509
NQ-301 [5/23] 7/23 (2980413)    3

Schedule of investments
Delaware Tax-Free Minnesota Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
University of Minnesota
Series A 5.00% 4/1/34	3,040,000	$ 3,179,445
Series A 5.00% 9/1/34	1,125,000	1,217,711
Series A 5.00% 4/1/35	3,175,000	3,311,906
Series A 5.00% 4/1/36	1,650,000	1,714,812
Series A 5.00% 4/1/37	1,125,000	1,165,196
Series A 5.00% 11/1/39	5,880,000	6,448,890
Series A 5.00% 9/1/40	1,560,000	1,655,035
Series A 5.00% 9/1/41	750,000	794,955
Series A 5.00% 9/1/42	1,000,000	1,057,880
		108,842,478
Electric Revenue Bonds — 8.27%
Chaska Electric Revenue
(Generating Facilities) Series A 5.00% 10/1/30	1,150,000	1,193,895
Minnesota Municipal Gas Agency Revenue
(Subordinate) Sub-Series A 4.00% 12/1/27	1,300,000	1,302,535
Minnesota Municipal Power Agency Electric Revenue
4.00% 10/1/41	1,000,000	980,350
5.00% 10/1/29	395,000	403,200
5.00% 10/1/30	500,000	510,250
5.00% 10/1/33	1,205,000	1,226,859
5.00% 10/1/47	2,000,000	2,060,040
Series A 5.00% 10/1/30	1,060,000	1,081,730
Series A 5.00% 10/1/34	750,000	763,605
Series A 5.00% 10/1/35	1,525,000	1,552,069
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/27	540,000	561,897
5.00% 1/1/28	210,000	223,316
5.00% 1/1/29	585,000	609,898
5.00% 1/1/29	220,000	234,197
5.00% 1/1/41	400,000	412,284
Series A 5.00% 1/1/26	425,000	425,484
Series A 5.00% 1/1/31	520,000	520,525
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	430,000	308,525
Series AAA 5.25% 7/1/25 ‡	250,000	178,750
Series CCC 5.25% 7/1/27 ‡	1,875,000	1,345,312
Series WW 5.00% 7/1/28 ‡	1,775,000	1,273,563
4    NQ-301 [5/23] 7/23 (2980413)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series WW 5.25% 7/1/33 ‡	1,250,000	$ 896,875
Series XX 4.75% 7/1/26 ‡	260,000	184,600
Series XX 5.25% 7/1/40 ‡	750,000	538,125
Series XX 5.75% 7/1/36 ‡	925,000	666,000
Series ZZ 4.75% 7/1/27 ‡	210,000	149,100
Series ZZ 5.25% 7/1/24 ‡	350,000	250,250
Rochester, Minnesota Electric Utility Revenue
Series A 5.00% 12/1/42	1,395,000	1,438,385
Series A 5.00% 12/1/47	2,265,000	2,326,517
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	1,310,000	1,347,754
Series A 5.00% 1/1/42	1,500,000	1,604,940
Series A 5.00% 1/1/46	2,000,000	2,044,300
Series A 5.00% 1/1/47	3,130,000	3,309,568
(Capital Appreciation) Series A 4.965% 1/1/25 (NATL) ^	5,000,000	4,711,300
St. Paul Housing & Redevelopment Authority
Series A 4.00% 10/1/30	1,235,000	1,273,273
Series A 4.00% 10/1/31	885,000	908,072
St. Paul, Minnesota Housing & Redevelopment Authority District Energy Revenue
Series A 4.00% 10/1/33	365,000	372,347
Western Minnesota Municipal Power Agency Supply Revenue
Series A 5.00% 1/1/30	1,000,000	1,128,110
(Red Rock Hydroelectric Project) Series A 5.00% 1/1/49	1,300,000	1,364,077
		41,681,877
Healthcare Revenue Bonds — 32.01%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.375% 11/1/34	320,000	302,611
5.125% 11/1/49	1,100,000	899,503
Apple Valley, Minnesota Senior Housing Revenue
(PHS Apple Valley Senior Housing Orchard Path Phase II Project)
4.00% 9/1/51	500,000	379,040
4.00% 9/1/61	500,000	359,270
(PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	500,000	423,425
NQ-301 [5/23] 7/23 (2980413)    5

Schedule of investments
Delaware Tax-Free Minnesota Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Apple Valley, Minnesota Senior Housing Revenue
(PHS Senior Housing, Inc. Orchard Path Project)
5.00% 9/1/58	4,825,000	$ 4,381,389
Apple Valley, Minnesota Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	1,640,000	1,013,422
2nd Tier Series B 5.25% 1/1/37	480,000	357,893
4th Tier Series D 7.00% 1/1/37	1,585,000	1,130,010
4th Tier Series D 7.25% 1/1/52	2,580,000	1,679,915
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter Communities Project) Series A 5.50% 12/1/48	2,350,000	1,881,904
Bethel Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project)
5.00% 6/1/38	450,000	409,635
5.00% 6/1/48	1,000,000	834,130
5.00% 6/1/53	2,450,000	1,992,266
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
4.00% 11/1/34	500,000	474,855
4.00% 11/1/41	2,000,000	1,772,080
4.50% 11/1/34	1,700,000	1,696,923
5.00% 11/1/24	600,000	608,310
5.00% 11/1/26	500,000	506,240
Chatfield Healthcare & Housing Facilities Revenue
(Chosen Valley Care Center Project) 5.00% 9/1/44	500,000	410,720
Crookston, Minnesota Health Care Facilities Revenue
(Riverview Health Project)
5.00% 5/1/38	100,000	83,535
5.00% 5/1/44	1,500,000	1,191,030
5.00% 5/1/51	1,585,000	1,203,078
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/36 #	280,000	277,054
Series A 144A 5.00% 8/1/46 #	1,500,000	1,369,365
Series A 144A 5.00% 8/1/51 #	880,000	785,031
6    NQ-301 [5/23] 7/23 (2980413)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Deephaven, Minnesota Housing & Healthcare Facility Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	730,000	$ 631,092
Series A 5.00% 4/1/40	705,000	598,319
Series A 5.00% 4/1/48	315,000	250,605
Duluth Economic Development Authority Revenue
(Benedictine Health System) Series A 4.00% 7/1/31	1,125,000	1,023,604
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	2,000,000	1,929,860
Series A 5.00% 2/15/53	2,850,000	2,884,428
Series A 5.00% 2/15/58	14,350,000	14,487,186
Series A 5.25% 2/15/58	7,250,000	7,468,660
(St. Luke’s Hospital of Duluth Obligated Group)
Series A 3.00% 6/15/44	850,000	589,262
Series A 4.00% 6/15/34	215,000	207,264
Series A 4.00% 6/15/36	590,000	550,765
Series A 4.00% 6/15/36	400,000	373,400
Series A 4.00% 6/15/37	380,000	347,153
Series A 4.00% 6/15/38	150,000	134,726
Series A 4.00% 6/15/39	150,000	133,188
Series B 5.25% 6/15/52	500,000	503,345
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/24	500,000	498,980
4.00% 4/1/25	660,000	650,826
4.00% 4/1/31	60,000	58,741
Hayward, Minnesota Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	660,000	582,932
5.75% 2/1/44	500,000	412,380
(St. John's Lutheran Home of Albert Lea Project) Series A 5.375% 10/1/44 ‡	400,000	240,000
Maple Grove, Minnesota Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	2,000,000	1,847,400
5.00% 5/1/27	1,400,000	1,456,308
5.00% 5/1/29	1,000,000	1,041,800
5.00% 5/1/30	850,000	886,312
5.00% 5/1/31	500,000	520,550
NQ-301 [5/23] 7/23 (2980413)    7

Schedule of investments
Delaware Tax-Free Minnesota Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Maple Grove, Minnesota Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
5.00% 5/1/32	825,000	$ 855,442
(North Memorial Health Care)
4.00% 9/1/35	350,000	333,176
5.00% 9/1/31	1,000,000	1,024,220
5.00% 9/1/32	1,000,000	1,021,740
Maple Plain, Minnesota Senior Housing & Health Care Revenue
(Haven Homes Project) 5.00% 7/1/54	3,500,000	2,787,155
Minneapolis Health Care System Revenue
(Allina Health System) 4.00% 11/15/40	4,500,000	4,322,385
(Fairview Health Services)
Series A 4.00% 11/15/48	6,790,000	5,917,960
Series A 5.00% 11/15/33	500,000	513,260
Series A 5.00% 11/15/34	500,000	512,640
Series A 5.00% 11/15/35	1,500,000	1,579,245
Series A 5.00% 11/15/44	1,000,000	1,010,190
Series A 5.00% 11/15/49	6,615,000	6,706,221
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.00% 11/1/35	500,000	453,380
5.25% 11/1/45	1,950,000	1,705,801
5.375% 11/1/50	655,000	574,042
Minneapolis–St. Paul Housing & Redevelopment Authority Health Care Revenue
(Allina Health System) Series A 5.00% 11/15/28	1,550,000	1,655,137
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project) Series A 6.875% 12/1/48	3,230,000	3,182,261
Rochester Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/39	9,350,000	9,567,294
5.00% 11/15/57	7,250,000	7,804,697
Series B 5.00% 11/15/36	1,950,000	2,296,593
Sartell, Minnesota Health Care & Housing Facilities Revenue
(Country Manor Campus LLC Project)
5.30% 9/1/37	1,200,000	1,089,156
8    NQ-301 [5/23] 7/23 (2980413)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Sartell, Minnesota Health Care & Housing Facilities Revenue
(Country Manor Campus LLC Project)
Series A 5.00% 9/1/35	250,000	$ 226,090
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	1,350,000	1,131,273
Shakopee, Minnesota Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	915,000	914,241
5.00% 9/1/24	575,000	582,803
5.00% 9/1/25	750,000	760,125
5.00% 9/1/26	575,000	583,044
5.00% 9/1/27	405,000	410,706
5.00% 9/1/28	425,000	430,946
5.00% 9/1/29	425,000	430,984
5.00% 9/1/34	730,000	736,869
St. Cloud, Minnesota Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	5,315,000	4,827,030
Series A 4.00% 5/1/37	1,765,000	1,718,281
Series A 5.00% 5/1/46	5,275,000	5,345,421
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project) Series A 5.30% 11/1/30	475,000	456,128
St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Amherst H. Wilder Foundation Project)
Series A 5.00% 12/1/30	300,000	303,363
Series A 5.00% 12/1/36	750,000	738,435
(Fairview Health Services)
Series A 4.00% 11/15/43	2,450,000	2,208,087
Series A 5.00% 11/15/47	2,240,000	2,267,687
(HealthPartners Obligated Group Project)
Series A 5.00% 7/1/30	2,200,000	2,266,418
Series A 5.00% 7/1/33	4,760,000	4,893,375
(Marian Center Project) Series A 5.375% 5/1/43	500,000	428,190
NQ-301 [5/23] 7/23 (2980413)    9

Schedule of investments
Delaware Tax-Free Minnesota Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul, Minnesota Housing & Redevelopment Authority Senior Housing & Health Care Revenue
(Episcopal Homes Project) 5.125% 5/1/48	4,000,000	$ 3,245,640
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
3.75% 8/1/36	500,000	437,140
4.00% 8/1/44	800,000	650,968
5.00% 8/1/49	1,000,000	932,300
West St. Paul Housing & Health Care Facilities Revenue
(Walker Westwood Ridge Campus Project)
4.50% 11/1/40	250,000	222,460
4.75% 11/1/52	750,000	645,090
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.125% 12/1/44	2,105,000	1,829,245
		161,266,054
Housing Revenue Bonds — 0.62%
Minnesota Housing Finance Agency
Series I 2.00% 7/1/40	630,000	463,157
Series I 2.20% 1/1/51	1,195,000	844,076
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	1,890,000	1,817,519
		3,124,752
Industrial Development Revenue/Pollution ControlRevenue Bonds — 2.17%
Cottonwood Revenue
(Extreme Holdings LLC Project) Series A 144A 5.00% 12/1/50 (AMT) #	1,000,000	740,020
Minnesota Municipal Gas Agency Revenue
(Subordinate) Series A 4.00% 12/1/52 •	2,000,000	2,015,060
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 #	8,665,000	8,171,962
		10,927,042
Lease Revenue Bonds — 1.75%
Hibbing Independent School District No. 701
Series A 3.00% 3/1/41	1,250,000	1,033,100
10    NQ-301 [5/23] 7/23 (2980413)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Minnesota General Fund Revenue
(Appropriations) Series A 5.00% 6/1/43	3,835,000	$ 3,839,142
Minnesota Housing Finance Agency
(State Appropriation Housing Infrastructure)
Series A 4.00% 8/1/33	655,000	679,903
Series C 5.00% 8/1/34	1,565,000	1,588,898
Series C 5.00% 8/1/35	1,645,000	1,667,306
		8,808,349
Local General Obligation Bonds — 11.91%
Anoka-Hennepin Independent School District No. 11
(Minnesota School District Credit Enhancement Program)
Series A 3.00% 2/1/43	750,000	640,897
Series A 3.00% 2/1/45	2,600,000	2,176,226
Brainerd, Minnesota Independent School District No. 181
(School Building)
Series A 4.00% 2/1/38	1,500,000	1,510,140
Series A 4.00% 2/1/42	3,500,000	3,507,000
Burnsville-Eagan-Savage Independent School District No. 191
(Alternative Facilities)
Series A 4.00% 2/1/28	920,000	933,956
Series A 4.00% 2/1/29	1,800,000	1,829,646
Cass Lake-Bena Independent School District No. 115
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/41	915,000	907,104
Series A 4.00% 2/1/42	2,260,000	2,230,778
Series A 4.00% 2/1/43	1,925,000	1,901,592
City of Corcoran, Minnesota
Series A 4.00% 2/1/53 (BAM)	2,000,000	1,915,360
City of Maple Grove Minnesota
Series A 4.00% 2/1/35	1,000,000	1,059,930
City of Minneapolis
(Green Bonds)
3.00% 12/1/40	1,875,000	1,623,019
3.00% 12/1/42	3,400,000	2,869,158
Duluth
(DECC Improvement)
Series A 5.00% 2/1/32	1,000,000	1,040,040
NQ-301 [5/23] 7/23 (2980413)    11

Schedule of investments
Delaware Tax-Free Minnesota Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Duluth
(DECC Improvement)
Series A 5.00% 2/1/33	3,585,000	$ 3,720,190
Duluth Independent School District No. 709
Series A 4.00% 2/1/28	1,250,000	1,270,938
Elk River Independent School District No. 728
Series A 3.00% 2/1/40	1,555,000	1,349,522
Hennepin County
Series A 5.00% 12/1/36	700,000	736,456
Series A 5.00% 12/1/37	2,850,000	3,056,283
Series A 5.00% 12/1/38	3,310,000	3,544,911
Series B 5.00% 12/1/30	1,000,000	1,058,170
Series C 5.00% 12/1/28	1,500,000	1,676,160
Series C 5.00% 12/1/37	3,000,000	3,155,220
Hennepin County Regional Railroad Authority
Series D 5.00% 12/1/30	1,865,000	2,166,776
Metropolitan Council General Obligation Wastewater Revenue
(Minneapolis-St. Paul Metropolitan Area) Series C 4.00% 3/1/43	1,250,000	1,255,913
Minneapolis Special School District No. 1
Series A 4.00% 2/1/37	600,000	612,882
Series B 4.00% 2/1/36	945,000	971,318
Series B 4.00% 2/1/37	1,255,000	1,281,945
Series B 4.00% 2/1/38	1,305,000	1,322,565
Series B 4.00% 2/1/39	600,000	602,898
Mountain Iron-Buhl Independent School District No. 712
(School Building) Series A 4.00% 2/1/26	1,315,000	1,332,108
St. Michael-Albertville Independent School District No. 885
(School Building) Series A 5.00% 2/1/27	1,865,000	1,946,929
Wayzata Independent School District No. 284
(School Building) Series A 5.00% 2/1/28	1,000,000	1,071,170
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/42	4,400,000	3,710,080
		59,987,280
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds — 1.08%
Mounds View, Minnesota Independent School District No. 621
(Minnesota School District Credit Enhancement Program) Series A 4.00% 2/1/43	3,000,000	$ 3,024,270
North St Paul-Maplewood-Oakdale Independent School District No. 622
Series A 4.00% 2/1/32	1,325,000	1,417,856
Ramsey County, Minnesota
Series B 4.00% 2/1/42	1,000,000	1,000,720
		5,442,846
Pre-Refunded/Escrowed to Maturity Bonds — 2.16%
Rochester Health Care Facilities Revenue
(Olmsted Medical Center Project) 5.00% 7/1/33-23 §	500,000	500,550
Rochester, Minnesota Electric Utility Revenue
Series B 5.00% 12/1/31-23 §	1,365,000	1,376,070
Series B 5.00% 12/1/33-23 §	300,000	302,433
St. Paul Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	910,000	948,320
Series A 5.00% 11/15/30-25 §	670,000	698,214
Western Minnesota Municipal Power Agency Supply Revenue
Series A 5.00% 1/1/34-24 §	4,000,000	4,037,920
Series A 5.00% 1/1/46-24 §	3,000,000	3,028,440
		10,891,947
Special Tax Revenue Bonds — 3.95%
Commonwealth of Puerto Rico
(Restructured) 3.129% 11/1/43 •	1,169,897	571,787
Minneapolis Charter School Lease Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/30	250,000	254,733
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 0.098% 7/1/46 ^	2,750,000	743,160
Series A-1 0.528% 7/1/51 ^	31,552,000	6,283,581
Series A-1 4.75% 7/1/53	10,100,000	9,365,225
Series A-1 5.00% 7/1/58	500,000	478,970
NQ-301 [5/23] 7/23 (2980413)    13

Schedule of investments
Delaware Tax-Free Minnesota Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
St. Paul, Minnesota Sales Tax Revenue
Series G 5.00% 11/1/30	655,000	$ 667,831
Series G 5.00% 11/1/31	1,500,000	1,528,560
		19,893,847
State General Obligation Bonds — 6.72%
Commonwealth of Puerto Rico
(Restructured) Series A-1 4.00% 7/1/41	988,988	828,367
Minnesota Housing Finance Agency
Series D 5.50% 7/1/53	2,000,000	2,115,380
Minnesota State
Series A 4.00% 9/1/38	625,000	642,706
Series A 5.00% 8/1/30	1,250,000	1,391,413
Series A 5.00% 8/1/35	2,975,000	3,278,866
Series A 5.00% 8/1/39	1,000,000	1,141,420
Series A 5.00% 8/1/41	1,500,000	1,697,820
(State Trunk Highway) Series E 5.00% 10/1/26	4,875,000	5,195,044
(Various Purposes)
Series A 5.00% 8/1/27	2,875,000	2,989,080
Series A 5.00% 8/1/29	1,000,000	1,041,170
Series A 5.00% 8/1/32	2,755,000	2,807,180
Series A 5.00% 8/1/33	2,075,000	2,306,445
Series A 5.00% 10/1/33	1,000,000	1,094,660
Series A 5.00% 8/1/35	500,000	560,125
Series A 5.00% 8/1/38	2,000,000	2,175,040
Series D 5.00% 8/1/26	2,350,000	2,495,559
Series D 5.00% 8/1/27	2,000,000	2,120,760
		33,881,035
Transportation Revenue Bonds — 5.59%
Minneapolis–St. Paul Metropolitan Airports Commission Revenue
(Private Activity)
Series B 5.00% 1/1/39 (AMT)	1,000,000	1,041,080
Series B 5.25% 1/1/47 (AMT)	2,000,000	2,103,040
(Senior)
Series C 5.00% 1/1/33	850,000	902,836
Series C 5.00% 1/1/36	600,000	633,126
Series C 5.00% 1/1/41	600,000	621,864
Series C 5.00% 1/1/46	1,595,000	1,644,206
14    NQ-301 [5/23] 7/23 (2980413)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Minneapolis–St. Paul Metropolitan Airports Commission Revenue
(Subordinate)
Series A 5.00% 1/1/35	1,000,000	$ 1,006,310
Series A 5.00% 1/1/44	1,700,000	1,791,358
Series B 5.00% 1/1/31 (AMT)	960,000	1,029,571
Series B 5.00% 1/1/35 (AMT)	1,205,000	1,311,486
Series B 5.00% 1/1/44 (AMT)	12,600,000	12,975,228
Series B 5.00% 1/1/47 (AMT)	1,000,000	1,033,900
Series B 5.00% 1/1/49 (AMT)	2,000,000	2,046,220
		28,140,225
Water & Sewer Revenue Bonds — 1.51%
Metropolitan Council General Obligation Wastewater Revenue
(Minneapolis-St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	3,120,000	3,244,457
Series C 4.00% 3/1/32	3,225,000	3,341,938
Minnesota Public Facilities Authority
Series B 4.00% 3/1/26	1,000,000	1,027,730
		7,614,125
Total Municipal Bonds (cost $521,075,618)		500,501,857

Short-Term Investments — 0.02%
Variable Rate Demand Note — 0.02%¤
Minneapolis Health Care System Revenue
(Fairview Health Services) Series C 2.65% 11/15/48 (LOC – Wells Fargo Bank N.A.)•	100,000	100,000
Total Short-Term Investments (cost $100,000)		100,000
Total Value of Securities—99.36% (cost $521,175,618)		500,601,857

Receivables and Other Assets Net of Liabilities—0.64%		3,226,131
Net Assets Applicable to 45,303,624 Shares Outstanding—100.00%		$503,827,988
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2023, the aggregate value of Rule 144A securities was $15,515,315, which represents 3.08% of the Fund's net assets.
NQ-301 [5/23] 7/23 (2980413)    15

Schedule of investments
Delaware Tax-Free Minnesota Fund   (Unaudited)
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2023.
Summary of abbreviations:
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
USD – US Dollar
16    NQ-301 [5/23] 7/23 (2980413)